FAIR VALUE MEASUREMENTS (Details)	Dec. 31, 2021 USD ($)
Assets:
Marketable securities held in Trust Account	$ 287,515,823
Liabilities:
Warrant liability	18,437,499
Fair Value, Recurring [Member]
Assets:
Marketable securities held in Trust Account	287,515,823
Fair Value, Recurring [Member] | Public Warrants
Liabilities:
Warrant liability	11,979,166
Fair Value, Recurring [Member] | Private Placement Warrants
Liabilities:
Warrant liability	6,458,333
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Assets:
Marketable securities held in Trust Account	287,515,823
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrants
Liabilities:
Warrant liability	11,979,166
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants
Liabilities:
Warrant liability	$ 6,458,333